Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

August 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549
Re:
Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Hodges Fund (S000004944)
Hodges Small Cap Fund (S000020034)
Hodges Small Intrinsic Value Fund (S000043607)
Hodges Small-Mid Cap Fund (S000043608)
Hodges Pure Contrarian Fund (S000026470)
Hodges Blue Chip Equity Income Fund (S000026468)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Pure Contrarian Fund, and the Hodges Blue Chip Equity Income Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2017, and filed electronically as Post-Effective Amendment No. 715 to the Fund’s Registration Statement on Form N-1A on July 28, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust